Scott K. Weiss
Tel. 602.445.8318
Fax 602.445.8632
WeissSK@gtlaw.com

July 21, 2005

VIA FEDERAL EXPRESS AND THE EDGAR SYSTEM

Securities and Exchange Commission
Division of Corporation Finance
Mail Stop 0308
100 F. Street, N.E.
Washington, D.C. 20549

Attention:  Matthew J. Benson, Esq.

      RE:   KONA GRILL, INC.
            REGISTRATION STATEMENT ON FORM S-1
            FILE NO. 333-125506

Ladies and Gentlemen:

      On behalf of our client, Kona Grill, Inc., a Delaware corporation (the "Company"), we are responding to comments on the Company's above-referenced filing under the Securities Act of 1933, as amended, provided by the staff (the "Staff") of the Securities and Exchange Commission by letter dated July 18, 2005. The Company's responses to the Staff's comments are indicated below, directly following a restatement of each comment in bold, italicized type. The location of the changes made in Amendment No. 2 to the Registration Statement on Form S-1 (the "Amendment") are indicated as requested.

      To further facilitate the Staff's review, the enclosed courtesy copies of the Amendment, which is being filed concurrently via EDGAR, have been marked in the margins to indicate the location of revisions made in response to the corresponding comment numbers. As indicated in Note 2 of the Company's notes to the consolidated financial statements, during July 2005, the stockholders of the Company approved a 1-for-5 reverse stock split of its common stock. The responses to the Staff's comments give retroactive effect to the reverse stock split for the information presented herein. The Company has not revised the share amounts when restating the Staff's comments to reflect the reverse stock split, but rather has left the comment in its original form.

      Please be advised that the Company would like to print its preliminary prospectus as soon as possible, with a scheduled road show during the week of July 25th. To that end, the Company has prepared this response on an expedited basis to allow the Staff time to review the Amendment and the Company's responses to the Staff's comments.

Matthew J. Benson, Esq.
July 21, 2005
Page 2


Prospectus Summary, page 1

1. SEC COMMENT: PLEASE REFER TO COMMENT 3 IN OUR LETTER DATED JUNE 30, 2005. WE NOTE THAT YOU HAVE RETAINED THE DISCLOSURE APPEARING UNDER "OUR COMPETITIVE STRENGTHS" AND "OUR GROWTH STRATEGY." PLEASE EITHER DELETE THIS DISCLOSURE AS REQUESTED PREVIOUSLY OR BALANCE YOUR KEY STRENGTHS WITH THE ASSOCIATED RISKS OF YOUR BUSINESS.

      COMPANY RESPONSE: In response to the Staff's request, the Company has revised the Prospectus Summary to include associated risks of its business under a new caption entitled "Risk Factors" contained in the Prospectus Summary. Specifically, the Company has included the following disclosure in the Prospectus Summary:

                                 "RISK FACTORS

      An investment in our common stock involves a high degree of risk. You should carefully consider the risks discussed in "Risk Factors" before investing in our common stock, which include the following:

      -     the limited history for evaluating our company;

      -     our history of losses and expectation of further losses;

      -     our limited number of existing restaurants;

      - the effect of growth on our infrastructure, resources, and existing sales;

      - our ability to expand our operations in both new and existing markets;

      -     the impact of supply shortages and food costs in general; and

      - negative publicity surrounding our restaurants or the consumption of food in general."

2. SEC COMMENT: PLEASE REFER TO COMMENT 4 IN OUR LETTER DATED JUNE 30, 2005. WE CONTINUE TO BELIEVE YOUR SUMMARY CONTAINS VARIOUS PROMOTIONAL TERMS AND PHRASES THAT DO NOT PROVIDE A BALANCED OVERVIEW OF YOUR BUSINESS. AS NOTED PREVIOUSLY, YOU CHARACTERIZE ASPECTS OF YOUR BUSINESS AS "INNOVATIVE," "SUPERIOR," "UPSCALE," "HIGH-

Matthew J. Benson, Esq.
July 21, 2005
Page 3


      QUALITY," AND "EXCEPTIONAL." PLEASE REVISE YOUR DISCLOSURE TO PROVIDE A MORE BALANCED PRESENTATION OF YOUR BUSINESS.

      COMPANY RESPONSE: Pursuant to the Staff's request, the Company has revised the disclosure contained in the Prospectus Summary to remove various promotional terms and phrases indicated by the Staff. Please see various revisions indicated on pages 1-2, and removal of various terms such as "superior," "distinctive," "unique," "appealing," "upscale," "innovative," and "seasoned."

Summary Consolidated Financial Data, page 4
Selected Consolidated Financial Data, page 20

3. SEC COMMENT: PLEASE DELETE THE LAST SENTENCE OF FOOTNOTE (2) AS IT DOES NOT APPEAR TO BE APPLICABLE TO YOUR PRO FORMA EARNINGS PER SHARE COMPUTATIONS FOR THE LATEST FISCAL YEAR AND SUBSEQUENT INTERIM PERIOD PRESENTED.

      COMPANY RESPONSE: Pursuant to the Staff's request, the Company has deleted the last sentence of footnote (2) contained in the Summary Consolidated Financial Data and Selected Consolidated Financial Data.

Risk Factors, page 6

4. SEC COMMENT: PLEASE REFER TO COMMENT 7 IN OUR LETTER DATED JUNE 30, 2005. WE CONTINUE TO BELIEVE THE FOLLOWING RISK FACTORS ARE GENERIC BECAUSE THE INFORMATION COULD APPLY TO MANY COMPANIES IN YOUR INDUSTRY OR EVEN IN OTHER INDUSTRIES. PLEASE REVISE TO SPECIFICALLY INDICATE HOW THE STATED RISK APPLIES TO YOUR COMPANY, OR DELETE THESE RISK FACTORS:

      - IF WE ARE UNABLE TO COMPETE SUCCESSFULLY IN THE CASUAL DINING SEGMENT..., PAGE 11.

      -     THE MARKET PRICE FOR OUR COMMON STOCK MAY BE VOLATILE..., PAGE 11.

      COMPANY RESPONSE: Pursuant to the Staff's request, the Company has deleted the risk factor entitled "If we are unable to compete successfully in the casual dining segment of the restaurant industry, our results of operations will be harmed and we will not achieve profitability." In addition, the Company has further revised the risk factor entitled "The market price for our common stock may be volatile, and you may not be able to sell our stock at a price above the initial public offering price or at all." While the Company acknowledges that this risk may apply to other companies as well, the Company continues to believe that this risk factor presents one of the primary risks related to the Company's initial public offering. Further, the Company believes that this risk factor now adequately indicates how the stated risk applies to the

Matthew J. Benson, Esq.
July 21, 2005
Page 4

Company, even if certain of these applications also apply to other companies.

Business, page 37
Growth Strategy, page 39

5. SEC COMMENT: PLEASE REFER TO COMMENT 5 IN OUR LETTER DATED JUNE 30, 2005. WE NOTE YOUR RESPONSE IN SUPPORT OF THE STATEMENT ". . . WE BELIEVE OUR CONCEPT CAN SUPPORT AT LEAST 200 RESTAURANTS IN THE UNITED STATES." THE INFORMATION YOU HAVE PROVIDED DOES NOT APPEAR TO SUPPORT THE ADDITIONAL 200 RESTAURANTS IN THE UNITED STATES. PLEASE REVISE YOUR DISCLOSURE AS APPROPRIATE, OR PROVIDE A MORE DETAILED ANALYSIS ON HOW YOUR CONCEPT CAN SUPPORT THE ADDITIONAL RESTAURANTS.

      COMPANY RESPONSE: Pursuant to the Staff's request, the Company has revised the disclosure contained in the lead-in to "Prospectus Summary - Growth Strategy" on page 2 and "Business - Growth Strategy" on page 40 to read as follows:

      "We believe there are significant opportunities to grow our sales, our concept, and our brand throughout the United States."

Certain Relationships and Related Party Transactions, page 68

6. SEC COMMENT: PLEASE REFER TO COMMENT 23 IN OUR LETTER DATED JUNE 30, 2005. WE CONTINUE TO BELIEVE THE STOCKHOLDERS AGREEMENT RELATED TO THE SERIES A PREFERRED FINANCING IS A MATERIAL AGREEMENT REQUIRED TO BE FILED UNDER
      ITEM 601 OF REGULATION S-K.

      COMPANY RESPONSE: Pursuant to the Staff's request, the Company has filed as Exhibit 4.2 of the Amendment the Kona Grill Stockholders' Agreement dated August 29, 2003. In addition, the Company has also filed the Kona Grill Series A Rights Agreement as Exhibit 4.3 of the Amendment and Amendment No. 1 to the Kona Grill Series A Rights Agreement as Exhibit 4.4 of the Amendment.

Lock-Up Agreements, page 76

7. SEC COMMENT: PLEASE REFER TO COMMENT 27 IN OUR LETTER DATED JUNE 30, 2005. IN THE SECOND PARAGRAPH UNDER THIS CAPTION, PLEASE EXPLAIN IN MORE DETAIL THE CONDITIONS THAT WOULD CAUSE THE DISPOSITION OF THE SECURITIES UNDER THE LOCK-UP AGREEMENTS. FOR EXAMPLE, DESCRIBE IN GREATER DETAIL HOW THE NUMBER OF SHARES REQUESTED TO BE RELEASED, THE POSSIBLE IMPACT ON THE MARKET FOR COMMON STOCK, THE TRADING PRICE OF YOUR COMMON STOCK, AND THE HISTORICAL TRADING VOLUMES OF YOUR COMMON STOCK WOULD CAUSE THE RELEASE OF SHARES UNDER THE LOCK-UP AGREEMENTS.

Matthew J. Benson, Esq.
July 21, 2005
Page 5


      COMPANY RESPONSE: Pursuant to the Staff's request, the Company has deleted the indicated language and revised the disclosure contained in the section entitled "Shares Eligible for Future Sale - Lock-Up Agreements" on page 77 to read as follows:

      "In considering any request to release shares covered by a lock-up agreement, the representatives would consider circumstances of emergency and hardship. No agreement has been made . . ."

Underwriting, page 81

8. SEC COMMENT: PLEASE REFER TO COMMENT 28 IN OUR LETTER DATED JUNE 30, 2005. WE NOTE YOUR REVISED DISCLOSURE INDICATING THAT "AFTER THE INITIAL PUBLIC OFFERING, THE REPRESENTATIVE MAY CHANGE THE PUBLIC OFFERING PRICE AND CONCESSION AND DISCOUNT TO BROKERS OR DEALERS." WE CONTINUE TO BELIEVE THAT A CHANGE IN THE OFFERING PRICE AND OTHER SELLING TERMS IS A MATERIAL CHANGE THAT REQUIRES A POST-EFFECTIVE AMENDMENT TO BE FILED AND DECLARED EFFECTIVE PRIOR TO OFFERS OR SALES BEING MADE. PLEASE REVISE YOUR DISCLOSURE ACCORDINGLY OR PROVIDE A DETAILED ANALYSIS EXPLAINING WHY A POST-EFFECTIVE AMENDMENT WOULD NOT BE REQUIRED IN THIS CIRCUMSTANCE.

      COMPANY RESPONSE: Pursuant to the Staff's request, the Company has deleted the indicated sentence on page 82.

9. SEC COMMENT: WE REFER TO COMMENT 29 IN OUR LETTER DATED JUNE 30, 2005. WE NOTE YOUR RESPONSE, HOWEVER, IT REMAINS UNCLEAR HOW YOU WILL DETERMINE THOSE PARTICIPANTS IN THE DIRECTED SHARE PROGRAM WHOM YOU CHARACTERIZE AS "BUSINESS ASSOCIATES, AND RELATED PERSONS." PLEASE REVISE YOUR DISCLOSURE ACCORDINGLY.

      COMPANY RESPONSE: Please be advised that the Company has not yet prepared a list of selected parties whom the Company would like to invite to participate in the reserved share program. Pursuant to the Staff's request, the Company has further clarified the disclosure contained in "Underwriting" on page 83 to read as follows:

      "At our request, the underwriters have reserved for sale at the initial public offering price up to 5% of the shares of the common stock offered in this offering for sale to our directors, officers, employees, suppliers, and business associates that we invite to participate in this offering."

Consolidated Balance Sheets, page F-3

10. SEC COMMENT: PLEASE REVISE YOUR CONSOLIDATED BALANCE SHEET TO DISCLOSE THE NUMBER OF SHARES THAT WILL BE OUTSTANDING AT MARCH 31, 2005 ON A PRO FORMA BASIS.

      COMPANY RESPONSE: In response to the Staff's comment, the Company has revised its

Matthew J. Benson, Esq.
July 21, 2005
Page 6


consolidated balance sheet to disclose the number of shares that will be outstanding as of June 30, 2005 on a pro forma basis. Please see page F-3.

Consolidated Statements of Operations, page F-4

11.   SEC COMMENT: PLEASE REVISE THE DESCRIPTION OF YOUR PRO FORMA NET INCOME
      (LOSS) PER SHARE FOR THE LATEST FISCAL YEAR AND SUBSEQUENT INTERIM PERIOD PRESENTED FROM "PRO FORMA DILUTED NET INCOME (LOSS) PER SHARE" TO "PRO FORMA BASIC AND DILUTED NET INCOME (LOSS) PER SHARE." THE DISCLOSURE IN
      NOTE 2 ON PAGE F-8, ON PAGE 4 IN YOUR SUMMARY CONSOLIDATED FINANCIAL DATA, AND ON PAGE 21 IN YOUR SELECTED CONSOLIDATED FINANCIAL DATA SHOULD BE SIMILARLY REVISED.

      COMPANY RESPONSE: Pursuant to the Staff's request, the Company has revised the description and presentation. Please see the sections indicated by the Staff.

12. SEC COMMENT: WE NOTE YOUR RESPONSE TO COMMENT 32 IN OUR LETTER DATED JUNE 30, 2005. AS PREVIOUSLY REQUESTED, PLEASE REVISE YOUR EARNINGS PER SHARE COMPUTATIONS AND ALL RELATED DISCLOSURES IN THE REGISTRATION STATEMENT TO GIVE RETROACTIVE EFFECT TO THE 1 FOR 5 REVERSE STOCK-SPLIT THAT YOU PLAN TO EFFECT PRIOR TO COMPLETION OF THE PLANNED PUBLIC OFFERING.

      COMPANY RESPONSE: Pursuant to the Staff's request, the Company has revised the earnings per share computations and all related disclosures in the registration statement to give retroactive effect to the 1-for-5 reverse stock split effected by the Company during July 2005. Please see the last bullet point under "Prospectus Summary - The Offering" on page 3.

Note 14, Subsequent Events

13. SEC COMMENT: WE NOTE YOUR RESPONSE TO COMMENT 51 IN OUR LETTER DATED JUNE 30, 2005 AND THE DISCLOSURES THAT HAVE BEEN ADDED TO NOTE 14 IN RESPONSE TO OUR COMMENT. HOWEVER, BASED ON INFORMATION PROVIDED IN YOUR RESPONSE AND YOUR REVISED DISCLOSURE, WE ARE STILL UNCLEAR AS TO HOW YOU CALCULATED THE MAXIMUM AMOUNT OF EXPENSE TO BE RECOGNIZED IN CONNECTION WITH THE ACCELERATED VESTING OF OUTSTANDING STOCK OPTIONS. PLEASE EXPLAIN IN FURTHER DETAIL HOW YOU DETERMINED THE INTRINSIC VALUE ASSOCIATED WITH YOUR OPTIONS OF $.20 PER SHARE. YOUR RESPONSE SHOULD EXPLAIN HOW YOU DETERMINED THE FAIR VALUE OF YOUR COMMON SHARES IN MARCH 2005 FOR PURPOSES OF CALCULATING OR DETERMINING THE INTRINSIC VALUE OF YOUR OUTSTANDING OPTIONS. ALSO, BASED ON YOUR RESPONSE, IT APPEARS THAT THE FAIR VALUE OF YOUR SHARES AT MARCH 2005 IS LESS THAN THE EXPECTED PUBLIC OFFERING PRICE OF YOUR COMMON SHARES OF $1.80 TO $2.20 PER SHARE. ACCORDINGLY, PLEASE EXPLAIN IN DETAIL THE FACTORS RESPONSIBLE FOR THE INCREASE IN THE VALUE OF YOUR COMMON SHARES. ADDITIONALLY, PLEASE EXPLAIN IN FURTHER DETAIL WHY YOU

Matthew J. Benson, Esq.
July 21, 2005
Page 7


      ARE UNABLE TO ESTIMATE COMPENSATION EXPENSE RELATED TO THE AMOUNT BY WHICH AN EMPLOYEE IS EXPECTED TO BENEFIT FROM THE ACCELERATION OF VESTING, UNTIL THE EMPLOYEE RECEIVES THE BENEFIT (I.E., EXERCISES THE OPTION). WE MAY HAVE FURTHER COMMENT UPON RECEIPT OF YOUR RESPONSE.

      COMPANY RESPONSE:

      Determination of Fair Value of Common Shares During March 2005

      For purposes of determining the fair value of the Company's common stock during March 2005, the Company's Board of Directors considered various factors, including the Company's historical operating performance and the Company's prospects. In the absence of recent arms' length transactions involving the Company's common stock during March 2005, and as the Company initiated discussions with investment bankers in connection with the Company's initial public offering, the Company also considered various proposals and valuation methodologies presented to it. The Company received its first valuation from its lead investment banker on March 9, 2005 for its initial public offering projected to take place during September 2005, which was seven months subsequent to the date received. The valuation placed a range on the Company's equity value at $24 to $30 million, or $8.00 to $10.00 per share. (Please note that a subsequent valuation was received during April 2005 at the current IPO price range of $9.00 to $11.00 per share). After further review of the Staff's comments and the AICPA Audit and Accounting Practice Aid, "Valuation of Privately-Held-Company Equity Securities Issued as Compensation", the Company has decided to modify its valuation and calculate the value of its stock in March 2005 retrospectively as follows:

                 Midpoint of valuation per share         $ 9.00
                 Less 10% illiquidity factor              (0.90)
                                                         ------
                                                           8.10
                 Apply .851 discount factor*             x .851
                                                         ------
                                                         $ 6.90

* The .851 discount factor represents 2% compounded for seven months. The 2% growth per month in share value approximates the Company's projected annual sales growth rate.

      Other factors the Company considered was the net loss of $153,000 and restaurant cash flow of $1.6 million in the first quarter of 2005 compared to net income of $175,000 and restaurant cash flow of $2.2 million in the second quarter of 2005. The Company also applied a common benchmark valuation of public company restaurant assets of seven times annual restaurant level cash flow.

Matthew J. Benson, Esq.
July 21, 2005
Page 8


      $ in 000's                                        Quarter       6 Months
                                                         Ended          Ended
                                                       3/31/2005      6/30/2005
      Restaurant level cash flow                       $   1,610      $   3,794
      Annualize cash flow                                    x 4            x 2
                                                       ---------      ---------
                                                       $   6,440      $   7,588
      Cash flow multiplier                                     7              7
                                                       ---------      ---------
      Post-IPO valuation                               $  45,080      $  53,116
      Less gross IPO proceeds                          $  25,000      $  25,000
                                                       ---------      ---------
        PRE-IPO VALUATION                              $  20,080      $  28,116
      Diluted shares                                       3,000          3,000
                                                       ---------      ---------
         PRE-IPO VALUE PER SHARE                       $    6.70      $    9.35

      Based on the Company's relative financial performance during the first and second quarters of 2005 and the calculations performed above, the Company has revised its estimate of the fair value of its common stock for March 2005 from $6.00 to $6.90 per share. Accordingly, the Company has revised its disclosure contained in "Management's Discussion and Analysis -- Critical Accounting Policies" on pages 27-28 and Note 14, "Subsequent Events" on page F-22 to reflect $6.90 per share as the fair value for financial accounting purposes.

      With respect to the options granted for 9,000 shares during March 2005, the Company considers the $8,100 charge for compensation expense to be immaterial. The April 2005 option grant is deemed to be at or above fair value.

Compensation Expense Related to Acceleration of Vesting

      The following table sets forth the calculated intrinsic value as of March 31, 2005 with respect to the stock options for which vesting was accelerated:

                                                                                Potential
                                                              Intrinsic Value  Compensation
                                                                 Per Share       Expense
Unvested shares exercisable at $5.00 per share       193,133     $    1.90      $ 366,953

Unvested shares exercisable at $6.20 per share       153,000     $    0.90      $ 137,700
                                                  ----------                    ---------
                                                     346,133                    $ 504,653

      The Company has included in the Amendment a discussion and additional disclosures setting forth certain information suggested in the related AICPA Accounting Practice Aid. Please see "Management's Discussion and Analysis - Critical Accounting Policies and Estimates - Accounting for Stock Options" on pages 27-28 of the Amendment.

      The Company estimates that the individuals impacted by the acceleration of vesting are not likely to realize a benefit from this modification and accordingly, the Company has not recorded compensation expense for this modification. Only one employee in the Company's history has exercised an option, and accordingly, the lack of a reliable history or pattern of option exercises within the Company has made the Company unable to provide a meaningful estimate of expense to be recognized in connection with the acceleration. To the extent any of the individuals do

Matthew J. Benson, Esq.
July 21, 2005
Page 9


ultimately benefit from this modification by exercising options that would have expired under the original vesting schedule, the Company will record a charge relating to a change in estimate for the intrinsic value of such shares at the date of modification for the number of shares affected by the modification. The Company calculated the intrinsic value of $504,653 at the modification date based on the excess of the fair value over the option exercise prices.

Other

14. SEC COMMENT: BASED UPON YOUR RESPONSE TO COMMENT 52 IN OUR LETTER DATED JUNE 30, 2005, WE ARE UNCLEAR AS TO WHY COMPENSATION EXPENSE WAS RECOGNIZED IN CONNECTION WITH THE OPTIONS TO PURCHASE 200,000 SHARES OF COMMON STOCK THAT WERE ISSUED TO MR. JUNDT FOR HIS AGREEMENT TO PERSONALLY GUARANTEE PROMISSORY NOTES ISSUED BY YOU, BUT NOT FOR THE 100,000 OPTIONS ISSUED FOR HIS SERVICE AS CHAIRMAN OF THE BOARD. PLEASE EXPLAIN WHY NO COMPENSATION EXPENSE WAS RECOGNIZED FOR THESE 100,000 OPTIONS GRANTED IN JANUARY 2005.

     COMPANY RESPONSE: During January 2005, the Company issued to Mr. Jundt options to purchase an aggregate of 60,000 shares of common stock at an exercise price of $6.00 per share. The Company issued (a) 40,000 of such options to Mr. Jundt in consideration for his agreement to personally guaranty the Company's obligations under two promissory notes issued by the Company; and (b) 20,000 of such options to Mr. Jundt in consideration for his services as Chairman of the Company's Board of Directors. Accordingly, as noted in our response to comment 52 in our letter dated July 8, 2005, the Company recorded compensation expense of $46,000 because the grant noted in (a) above was made in connection with a personal guaranty of two Company obligations. Simultaneously with the option grants to Mr. Jundt, the Company issued to four other members of the Board of Directors options to purchase an aggregate of 28,800 shares of common stock also at an exercise price of $6.00 per share in consideration for their service as members of the Board of Directors. Since the exercise price of the options granted to the non-employee members of the Board of Directors in their capacity as directors was deemed to be at fair value, pursuant to the guidance set forth in APB No. 25, the Company did not record compensation expense. In further response to the Staff's comment, the Company has included in "Management's Discussion and Analysis - Critical Accounting Policies and Estimates - Accounting for Stock Options" on page 27 a discussion regarding, and a table setting forth certain information with respect to, option grants by the Company during the 12-month period preceding the offering.

Matthew J. Benson, Esq.
July 21, 2005
Page 10


15. SEC COMMENT: ADDITIONALLY, WE DO NOT BELIEVE THAT THE DISCUSSION PROVIDED IN MANAGEMENT'S DISCUSSION AND ANALYSIS WITH RESPECT TO OPTIONS GRANTED SINCE DECEMBER 31, 2004 WAS RESPONSIVE TO OUR PRIOR COMMENT. ACCORDINGLY, PLEASE REVISE YOUR MANAGEMENT'S DISCUSSION AND ANALYSIS TO INCLUDE THE FOLLOWING DISCLOSURES WITH RESPECT TO ANY OPTION GRANTS MADE SINCE DECEMBER 31, 2004 AND WITH RESPECT TO THE OUTSTANDING OPTIONS THAT WERE ACCELERATED IN MARCH 2005:

      - DISCLOSE THE NUMBER AND TERMS OF ANY OPTIONS GRANTED SINCE DECEMBER 31, 2004 AND DISCUSS THE SIGNIFICANT FACTORS, ASSUMPTIONS, AND METHODOLOGIES USED IN DETERMINING THEIR FAIR VALUE. AS PART OF THESE DISCLOSURES, PLEASE INDICATE WHETHER ANY VALUATION PREPARED WAS CONTEMPORANEOUS OR RETROSPECTIVE AND INDICATE WHETHER THE VALUATION WAS PREPARED BY A RELATED PARTY. ALSO, EXPLAIN WHY MANAGEMENT SELECTED THE VALUATION ALTERNATIVE CHOSEN AND EXPLAIN WHY MANAGEMENT CHOSE NOT TO OBTAIN A CONTEMPORANEOUS VALUATION BY AN UNRELATED VALUATION SPECIALIST. THESE DISCLOSURES SHOULD ALSO BE PROVIDED WITH RESPECT TO THE ACCELERATED VESTING OF YOUR OUTSTANDING OPTIONS THAT OCCURRED IN MARCH 2005.

      - DISCUSS EACH SIGNIFICANT FACTOR CONTRIBUTING TO THE DIFFERENCE BETWEEN THE FAIR VALUE OF THE OPTIONS GRANTED AND THE EXPECTED PUBLIC OFFERING PRICE.

      - REFER TO THE GUIDANCE OUTLINED IN PARAGRAPHS 179 THROUGH 182 OF THE AICPA AUDIT AND ACCOUNTING PRACTICE AID, "VALUATION OF PRIVATELY-HELD-COMPANY EQUITY SECURITIES ISSUED AS COMPENSATION." WE MAY HAVE FURTHER COMMENT UPON RECEIPT OF YOUR RESPONSE AND OUR REVIEW OF YOUR REVISED DISCLOSURES.

      COMPANY RESPONSE: In response to the Staff's comment, the Company has included in the Amendment the discussion requested by the Staff. Please see "Management's Discussion and Analysis - Critical Accounting Policies and Estimates - Accounting for Stock Options" on page 27 for a discussion regarding, and a table setting forth certain information with respect to, option grants by the Company during the 12-month period preceding the offering.

                                    * * * *

Matthew J. Benson, Esq.
July 21, 2005
Page 11


      If you have further questions regarding this response, please do not hesitate to contact me at (602) 445-8318 or Quinn Williams of our office at
(602) 445-8344. With respect to any questions regarding accounting matters, please contact Mark S. Robinow, the Chief Financial Officer of the Company, at
(480) 922-8100.

                                                   Sincerely,



                                                   /s/ Scott K. Weiss



                                                   Scott K. Weiss
                                                   For the Firm

cc:   Jeffrey Jaramillo, Staff Accountant - via Federal Express (w/enclosures)
      C. Donald Dempsey - via Federal Express (w/enclosures) Mark S. Robinow - via Federal Express (w/enclosures)